Trade and other payables - Summary of trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024
Trade and other payables
License fee payables for capitalized sport rights licenses - current	€ 319,362	€ 178,296
Accruals for services and purchases	30,608	16,387
Accruals for sport rights	38,821	38,937
Trade liabilities	38,066	26,122
Trade and other payables - current	426,857	259,742
License fee payables for capitalized sport rights licenses - non-current	1,209,876	895,679
Trade payables - non-current	1,209,876	895,679
Total	€ 1,636,733	€ 1,155,421